ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company”), is a provider of cloud-based technologies for Smart City IoT platforms, elevator products and related services, digital advertising delivery, and other internet-based information systems in China. The Company has built a far-reaching city partner ecosystem and comprehensive portfolio for its products and services, which are aligned together with its smart cloud platform, cloud services and solutions.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries then, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s operating subsidiaries, primarily in Hong Kong and mainland China.

In June 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of the Company, who then owned approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance the Company’s presence in the new media and advertising sectors.

In 2021, the Company launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of cryptocurrency mining business by December 2022, and continues to focus the efforts on its digital adverting, smart display and the newly added smart community and related businesses.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd. (“iASPEC”). Upon closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In January 2022, the Company completed the acquisition of 100% equity interest of Zhenjiang Taoping IoT Tech. Co., Ltd (“ZJIOT”), aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China.

As a result of the Company’s business transformation and its exit from the TIT business, the Company disposed of 100% equity interests of iASPEC (excluding iASPEC’s subsidiaries) which mainly conducted the Company’s TIT business to an unrelated third party for nil consideration on June 7, 2022. The disposition resulted in a total recorded income of approximately $3.0 million for the Company for the year ended December 31, 2022.

The Company disposed of 100% equity interests of TDL to an unrelated third party for nil consideration on September 6, 2023, and disposed of 100% equity interests of TDAL and TCL (including their respective subsidiary) to an unrelated third party for nil consideration on October 27, 2023. The disposition resulted in a total recorded loss of $16,184 for the Company for the year ended December 31, 2023.

In May 2023, the Company established a subsidiary Taoping EP Holdings (Shenzhen) Co., Ltd. (“TEPH”) with a majority stake of 51%, to explore the new off-grid wastewater treatment business line.

In September 2023, the Company acquired 80% equity from other shareholders of Fujian Taoping Investment Co., Ltd. with nil consideration, to expand its digital advertising and other businesses in Fujian Province. As a result of the acquisition, the Company currently owns 100% of Fujian Taoping Investment Co, Ltd.

In November 2023, the Company established a subsidiary Taoping (Guangxi) EP Tech Co., Ltd. (“TPGXT”) to expand its wastewater treatment business in Guangxi Province.

In April 2024, the Company established a subsidiary Taoping Industrial (Yunnan) Co., Ltd. to explore smart agricultural related businesses in Yunnan Province.

In June 2024, ZJIOT was dissolved as a result of the Company’s business realignment.

In January 2025, Taoping Digital Tech. (Jiangsu) Co., Ltd. (“TDTJS”) was dissolved as a result of the Company’s business realignment.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In April 2025, TEPH was dissolved as a result of the Company’s business realignment.

In June 2025, TPGXT was dissolved as a result of the Company’s business realignment.

In September 2025, through its wholly owned subsidiary Taoping Holdings Limited, the Company entered into a share purchase agreement with Skyladder Holding Limited, as amended by a supplemental agreement dated November 25, 2025, to acquire 100% of Skyladder Group Limited, or Skyladder Group, a Hong Kong company, for consideration of RMB 152 million (approximately US$21.36 million), payable in an aggregate of 7,882,921 ordinary shares of the Company. Such consideration shares are subject to transfer restrictions, released in tranches upon achievement of audited revenue and net profit targets for 2025–2029. The acquisition was closed on November 26, 2025. Skyladder Group is a provider of elevator products and related physical and cloud-based services. It provides services throughout the entire elevator lifecycle including sales, installation, repair, maintenance, renovation, and upgrades. Skyladder Group operates through subsidiaries in China.

		December 31, 2025	December 31, 2024	December 31, 2023
Entities	Subsidiaries	% owned	% owned	% owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	-	100%	100%	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT)	Subsidiary	-	-	100%	Zhenjiang, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	-	51%	51%	Shenzhen, China
Fujian Taoping Investment Co., Ltd. (FJTI)	Subsidiary	100%	100%	100%	Fujian, China
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)	Subsidiary	-	100%	100%	Guangxi, China
Taoping Industrial (Yunnan) Co., Ltd. (TIYN)	Subsidiary	100%	100%	-	Yunnan, China
Skyladder Group Limited (SGL)	Subsidiary	100%	-	-	Hong Kong, China
Skyladder (Tianjin) Technology Development Co., Ltd. (STTD)	Subsidiary	100%	-	-	Tianjin, China
Shenzhen Smart Skyladder IoT Co., Ltd. (SZSS)	Subsidiary	100%	-	-	Shenzhen, China
Tianjin Zeyuan Elevator Co., Ltd. (TJZY)	Subsidiary	100%	-	-	Tianjin, China
Skyladder New Century (Tianjin) IoT Technology Co., Ltd. (SNCT)	Subsidiary	100%	-	-	Tianjin, China
Tianjin Weida Elevator Co., Ltd. (TJWD)	Subsidiary	100%	-	-	Tianjin, China

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Going Concern and Management’s Plans

As a result of business transformation, the Company’s revenue for the year ended December 31, 2025 was decreased as compared to the year 2024. The Company incurred a net loss of $10.1 million for year ended December 31, 2025, compared to a net loss of $1.8 million for 2024. Cash and cash equivalents at December 31, 2025 was $2.1 million, compared to cash and cash equivalents of $1.6 million a year ago. As of December 31, 2025, the Company had a working capital surplus of approximately $12.3 million, significantly decrease from a working capital surplus of $16.0 million as of December 31, 2024. As of December 31, 2025, the Company had short term bank loans of $4.0 million due within one year while the cash and cash equivalents was $2.1 million.

The Company will continue to invest efforts on diversifying its existing cloud-based product and service lines through strategic collaborations and acquisitions. In November 2025, the Company completed the acquisition of Skyladder Group, a provider of elevator products and related physical and cloud-based services. Based on the government policies which advocate the modification and replacement of old elevators, more confirmed orders/contracts were obtained by Skyladder Group in late 2025 and early 2026. From the confirmed orders/contracts on hand, it is expected that Skyladder Group could achieve significant improvement in revenue in year 2026, which would then improve the operating cashflow of the Company.

The Company considers the legacy market in China is competitive, in particular the escalated tariff environment and geopolitical disorders would raise significant uncertainty to the Company’s businesses. If Skyladder Group cannot effectively execute the confirmed orders/contracts for achieving more positive operating cashflow, additional capital raise from issuing equity security or debt instrument or additional loan facility may have to be considered to support required cash flows. The Company’s existing $4.0 million short-term bank loans and $5.7 million long-term bank loans, which were guaranteed and/or collateralized with the Company’s office properties, provides important capital support for its operation.

On July 17, 2023, the Company entered into a private standby equity purchase agreement with an investor. Pursuant to the agreement, the Company has the right, but not the obligation, to sell to the investor up to $10,000,000 of its ordinary shares within 36 months from the date of the agreement. As of April, 2026, the Company has raised a total of $6.9 million through this equity line offering with $3.1 million outstanding amount available.

In January 2025, the Company issued an unsecured convertible promissory note with proceeds received of $1,200,000. In February 2025, the Company issued an aggregate of 8,000,000 ordinary shares of no par value of the Company, at an offering price of $0.20 per share, to certain investors for proceeds received of $1,600,000.

From above, the Company believes that it has the ability to raise needed capital to maintain its operations, repay short term loans and fund business growth, and is able to operate as a going concern.

However, the Company considered the recent fluctuation in Nasdaq market and can make no assurances that financing will be always available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these businesses and/or strategies do not go well or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.